DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)				9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jan. 16, 2020	May 04, 2016	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 17, 2016
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Initial capital contributions		$ 130,532,002
Cash	$ 23,595,141					$ 7,914,150	$ 1,403,172
Working capital	$ 45,300,000					$ 43,600,000
Projected cash outflow					$ 115,000,000
EVgo Services
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Issued and outstanding interest acquired		100.00%	39.99%
Initial capital contributions		$ 130,532,002	$ 15,000,000
Transaction bonus		$ 4,200,000		$ 5,300,000
Class A Preferred Units
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Issued and outstanding preferred shares								82,820,634
Class A Preferred Units | NRG
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Cash								$ 73,078,425
Class B Common Stock [Member] | Nissan
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Cash								$ 5,200,000
Class C Common Units
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Issued and outstanding preferred shares								46,000,000